Shareholders' contributions (Tables)	12 Months Ended
Dec. 31, 2023
Statement of changes in equity [abstract]
Schedule of Share Capital

	Number of shares	Share capital and share premium
At January 1, 2021	122,382	1,086,388
Restricted shares granted and units vested (Note 23)	—	3,594
Purchase of own shares	—	(55,349)
At December 31, 2021	122,382	1,034,633
Reduction of issued share capital of the company	(11,000)	(16,500)
Employee share options exercised (Note 22) (1)	—	2,432
Restricted shares granted and units vested (Note 23)	—	4,647
Purchase of own shares	—	(29,970)
Dividends paid to shareholders	—	(35,000)
At December 31, 2022	111,382	960,242
Employee share options exercised (Note 22) (1)	—	236
Restricted shares granted (Note 23)	—	7,528
Purchase of own shares	—	(22,123)
Dividends provided for and paid to mayor shareholders	—	(35,000)
At December 31, 2023	111,382	910,883

(1)Treasury shares were used to settle these options, units and grants.